PO Box 4333 Houston, TX 77210-4333 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173 713.626.1919 www.invesco.com

October 4, 2017

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	AIM Growth Series (Invesco Growth Series)

CIK No. 0000202032

Ladies and Gentlemen:

On behalf of AIM Growth Series (Invesco Growth Series) (the “Fund”), attached herewith for filing pursuant to the provisions of the Securities Act of 1933, as amended, and rule 485(a)(2) promulgated thereunder, and the Investment Company Act of 1940, as amended, is the electronic version of Post Effective Amendment No. 136 (the “Amendment”) to the Fund’s Registration Statement on Form N-1A. This Amendment is being filed in order to add the following new series of the Fund: Invesco Target Date 2015 Fund, Invesco Target Date 2020 Fund, Invesco Target Date 2025 Fund, Invesco Target Date 2030 Fund, Invesco Target Date 2035 Fund, Invesco Target Date 2040 Fund, Invesco Target Date 2045 Fund, Invesco Target Date 2050 Fund, Invesco Target Date 2055 Fund, Invesco Target Date 2060 Fund, Invesco Target Date 2065 Fund and Invesco Target Date Retirement Now Fund.

Please send copies of all correspondence with respect to the Amendment to the undersigned or contact me at (713) 214-7888.

Very truly yours,

/s/ Peter Davidson

Peter Davidson

Assistant General Counsel